Post employment benefits - Schedule of charge before taxation (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	£ (31)	£ (29)	£ (87)
United Kingdom
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	15	(27)	(46)
Ireland
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	1	45	4
United States
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	(32)	(31)	(28)
Other
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	£ (15)	£ (16)	£ (17)